INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS
Summary of intangible assets

	2016	2015
Patent licensing fee	$200	$200
Accumulated amortization	(122)	(104)
	$78	$96